Inventory (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Cost of Goods and Services Sold		$ 444,485	$ 698,224
Obsolete inventory	$ 232,951	$ 444,485